Shareholder Report, Holdings (Details)	May 31, 2025
The New Economy Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
The New Economy Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
The New Economy Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
The New Economy Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
The New Economy Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
The New Economy Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The New Economy Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
The New Economy Fund - Class A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
The New Economy Fund - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
The New Economy Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
The New Economy Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
The New Economy Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
The New Economy Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
The New Economy Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
The New Economy Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The New Economy Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
The New Economy Fund - Class C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
The New Economy Fund - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
The New Economy Fund - Class T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
The New Economy Fund - Class T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
The New Economy Fund - Class T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
The New Economy Fund - Class T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
The New Economy Fund - Class T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
The New Economy Fund - Class T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The New Economy Fund - Class T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
The New Economy Fund - Class T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
The New Economy Fund - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
The New Economy Fund - Class F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
The New Economy Fund - Class F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
The New Economy Fund - Class F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
The New Economy Fund - Class F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
The New Economy Fund - Class F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
The New Economy Fund - Class F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The New Economy Fund - Class F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
The New Economy Fund - Class F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
The New Economy Fund - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
The New Economy Fund - Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
The New Economy Fund - Class F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
The New Economy Fund - Class F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
The New Economy Fund - Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
The New Economy Fund - Class F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
The New Economy Fund - Class F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The New Economy Fund - Class F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
The New Economy Fund - Class F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
The New Economy Fund - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
The New Economy Fund - Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
The New Economy Fund - Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
The New Economy Fund - Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
The New Economy Fund - Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
The New Economy Fund - Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
The New Economy Fund - Class F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The New Economy Fund - Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
The New Economy Fund - Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
The New Economy Fund - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
C000026244 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
C000026244 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
C000026244 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
C000026244 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
C000026244 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
C000026244 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
C000026244 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000026244 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000026244 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
The New Economy Fund - Class 529-C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
The New Economy Fund - Class 529-C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
The New Economy Fund - Class 529-C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
The New Economy Fund - Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
The New Economy Fund - Class 529-C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
The New Economy Fund - Class 529-C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The New Economy Fund - Class 529-C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
The New Economy Fund - Class 529-C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
The New Economy Fund - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
The New Economy Fund - Class 529-E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
The New Economy Fund - Class 529-E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
The New Economy Fund - Class 529-E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
The New Economy Fund - Class 529-E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
The New Economy Fund - Class 529-E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
The New Economy Fund - Class 529-E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The New Economy Fund - Class 529-E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
The New Economy Fund - Class 529-E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
The New Economy Fund - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
The New Economy Fund - Class 529-T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
The New Economy Fund - Class 529-T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
The New Economy Fund - Class 529-T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
The New Economy Fund - Class 529-T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
The New Economy Fund - Class 529-T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
The New Economy Fund - Class 529-T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The New Economy Fund - Class 529-T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
The New Economy Fund - Class 529-T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
The New Economy Fund - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
The New Economy Fund - Class 529-F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
The New Economy Fund - Class 529-F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
The New Economy Fund - Class 529-F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
The New Economy Fund - Class 529-F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
The New Economy Fund - Class 529-F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
The New Economy Fund - Class 529-F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The New Economy Fund - Class 529-F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
The New Economy Fund - Class 529-F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
The New Economy Fund - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
The New Economy Fund - Class 529-F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
The New Economy Fund - Class 529-F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
The New Economy Fund - Class 529-F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
The New Economy Fund - Class 529-F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
The New Economy Fund - Class 529-F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
The New Economy Fund - Class 529-F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The New Economy Fund - Class 529-F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
The New Economy Fund - Class 529-F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
The New Economy Fund - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
C000224596 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
C000224596 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
C000224596 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
C000224596 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
C000224596 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
C000224596 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
C000224596 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000224596 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000224596 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
The New Economy Fund - Class R-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
The New Economy Fund - Class R-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
The New Economy Fund - Class R-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
The New Economy Fund - Class R-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
The New Economy Fund - Class R-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
The New Economy Fund - Class R-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The New Economy Fund - Class R-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
The New Economy Fund - Class R-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
The New Economy Fund - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
The New Economy Fund - Class R-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
The New Economy Fund - Class R-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
The New Economy Fund - Class R-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
The New Economy Fund - Class R-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
The New Economy Fund - Class R-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
The New Economy Fund - Class R-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The New Economy Fund - Class R-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
The New Economy Fund - Class R-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
The New Economy Fund - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
The New Economy Fund - Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
The New Economy Fund - Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
The New Economy Fund - Class R-2E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
The New Economy Fund - Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
The New Economy Fund - Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
The New Economy Fund - Class R-2E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The New Economy Fund - Class R-2E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
The New Economy Fund - Class R-2E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
The New Economy Fund - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
The New Economy Fund - Class R-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
The New Economy Fund - Class R-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
The New Economy Fund - Class R-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
The New Economy Fund - Class R-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
The New Economy Fund - Class R-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
The New Economy Fund - Class R-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The New Economy Fund - Class R-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
The New Economy Fund - Class R-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
The New Economy Fund - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
The New Economy Fund - Class R-4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
The New Economy Fund - Class R-4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
The New Economy Fund - Class R-4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
The New Economy Fund - Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
The New Economy Fund - Class R-4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
The New Economy Fund - Class R-4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The New Economy Fund - Class R-4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
The New Economy Fund - Class R-4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
The New Economy Fund - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
The New Economy Fund - Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
The New Economy Fund - Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
The New Economy Fund - Class R-5E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
The New Economy Fund - Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
The New Economy Fund - Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
The New Economy Fund - Class R-5E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The New Economy Fund - Class R-5E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
The New Economy Fund - Class R-5E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
The New Economy Fund - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
The New Economy Fund - Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
The New Economy Fund - Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
The New Economy Fund - Class R-5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
The New Economy Fund - Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
The New Economy Fund - Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
The New Economy Fund - Class R-5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The New Economy Fund - Class R-5 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
The New Economy Fund - Class R-5 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
The New Economy Fund - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
The New Economy Fund - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
The New Economy Fund - Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
The New Economy Fund - Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
The New Economy Fund - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%
The New Economy Fund - Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.29%
The New Economy Fund - Class R-6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The New Economy Fund - Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
The New Economy Fund - Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
The New Economy Fund - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%